Virtus SGA International Growth Series

(the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2025 to the Series’ Summary Prospectus and Statutory Prospectus, each dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Series’ investment adviser will implement a new expense limitation arrangement to further limit the expenses of the Series and will extend the term of the expense limitation arrangement for both of the Fund’s classes of shares. The resulting changes to the Series’ prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Series’ summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Shareholder Fees	None	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Investment Advisory Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.16%	0.17%
Total Annual Series Operating Expenses	1.16%	0.92%
Less: Fee Waiver and/or Expense Reimbursement(a)	(0.06)%	(0.07)%
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.10%	0.85%

(a)

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2027. Prior to April 30, 2027, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	1 Year	3 Years	5 Years	10 Years
Class A	$112	$360	$631	$1,402
Class I	$87	$283	$499	$1,122

-- End of Supplement Data --

In the Management of the Series section under “The Adviser” the second paragraph under the table on page 7 of the statutory prospectus, will be replaced in its entirety as follows:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 1.10% of the Series’ Class A Shares and 0.85% of the Series’ Class I Shares of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2027. After April 30, 2027, VIA may discontinue this expense reimbursement arrangement at any time. VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8500 SGA International Growth Series Expense Cap Reduction (12/25)

Virtus Tactical Allocation Series

(the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2025 to the Series’ Summary Prospectus and Statutory Prospectus, each dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Series’ investment adviser will implement a new expense limitation arrangement to further limit the expenses of the Series and will extend the term of the expense limitation arrangement. The resulting changes to the Series’ prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Series’ summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Series Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A
Shareholder Fees	None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Investment Advisory Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Series Operating Expenses	1.03%
Less: Fee Waiver and/or Expense Reimbursement(a)	(0.08)%
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	0.95%

(a)

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, through April 30, 2027. Prior to April 30, 2027, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	1 Year	3 Years	5 Years	10 Years
Class A	$97	$318	$559	$1,250

-- End of Supplement Data --

In the Management of the Series section under “The Adviser” the second paragraph under the table on page 11 of the statutory prospectus, will be replaced in its entirety as follows:

The Trust has entered into an expense limitation agreement with VIA whereby VIA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to the extent that such expenses exceed 0.95% of the Series’ average net assets. This expense limitation agreement is in place through April 30, 2027. After April 30, 2027, VIA may discontinue this expense reimbursement arrangement at any time. VIA may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8507 Tactical Allocation Series Expense Cap Reduction (12/25)

Virtus SGA International Growth Series and Virtus Tactical Allocation Series (the “Series”),

each a series of Virtus Variable Insurance Trust

Supplement dated December 15, 2025 to the Statement of

Additional Information (“SAI”) dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Series’ investment adviser will implement a new expense limitation arrangement to further limit the Series’ expenses and will extend the term of the expense limitation arrangements for all of the Series’ classes of shares. The resulting change to the Series’ SAI is described in more detail below.

In the table on page 62 of the Series’ SAI, the row corresponding to the Series will be replaced with the following and associated footnote will appear after the table as shown below:

Fund	Class A	Class I
SGA International Growth Series(*)	1.10%	0.85%
Tactical Allocation Series(*)	0.95%	N/A

(*) Contractual through April 30, 2027.

Investors should retain this supplement with the SAI for future reference.

VVIT 8500B-8507B VVIT Expense Cap Reduction (12/25)